Subsequent Events (Details)		6 Months Ended
	Jul. 16, 2025	Jun. 30, 2025
Subsequent Events [Line Items]
Percentage of voting power		87.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of outstanding common stock	70.00%
Percentage of retaining common stock	30.00%